Description of Business (Details)		12 Months Ended
	Jan. 07, 2025	Dec. 31, 2024 store company
Description of Business [Line Items]
Initial contractual term		20 years
Extension term		10 years
Number of Horton stores		1,022
Number of owned and operated stores (in company) | company		576
Reverse stock split	1-for-5
Shanghai [Member]
Description of Business [Line Items]
Number of stores		192
Beijing [Member]
Description of Business [Line Items]
Number of stores		64
Hangzhou [Member]
Description of Business [Line Items]
Number of stores		49
Nanjing [Member]
Description of Business [Line Items]
Number of stores		26
Shenzhen [Member]
Description of Business [Line Items]
Number of stores		26
Wuhan [Member]
Description of Business [Line Items]
Number of stores		219
Popeyes in PRC [Member]
Description of Business [Line Items]
Number of stores		576
Owned and Operated Stores [Member]
Description of Business [Line Items]
Number of stores		446